Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total	Share Capital [Member] [1]	Shares Held in Trust [Member]	Other Reserves [Member] [2]	Retained Earnings [Member]	Total [Member]	Non-controlling Interest [member]
Beginning balance at Dec. 31, 2016		$ 188,511	$ 683	$ (901)	$ 11,298	$ 175,566	$ 186,646	$ 1,865
Comprehensive income/(loss) for the period		17,350	0	0	7,735	9,170	16,905	445
Dividends		(12,040)	0	0	0	(11,731)	(11,731)	(309)
Scrip dividends		3,120	9	0	(9)	3,120	3,120	0
Share-based compensation		32	0	350	(309)	(9)	32	0
Other changes in non-controlling interest		1,560	0	0	0	54	54	1,506
Ending balance at Sep. 30, 2017		198,533	692	(551)	18,715	176,170	195,026	3,507
Beginning balance (As previously published [Member]) at Dec. 31, 2017		197,812	696	(917)	16,932	177,645	194,356	3,456
Beginning balance (Impact of IFRS 9 [member]) at Dec. 31, 2017	[3]	(50)	0	0	(138)	88	(50)	0
Beginning balance at Dec. 31, 2017		197,762	696	(917)	16,794	177,733	194,306	3,456
Comprehensive income/(loss) for the period		17,441	0	0	(670)	17,762	17,092	349
Transfer from other comprehensive income	[4]	0	0	0	(1,108)	1,108	0	0
Dividends		(12,295)	0	0	0	(11,806)	(11,806)	(489)
Repurchases of shares	[5]	(2,007)	(4)	0	4	(2,007)	(2,007)	0
Share-based compensation	[6]	(99)	0	(301)	25	177	(99)	0
Other changes in non-controlling interest		684	0	0	0	47	47	637
Ending balance at Sep. 30, 2018		$ 201,486	$ 692	$ (1,218)	$ 15,045	$ 183,014	$ 197,533	$ 3,953

[1]	See Note 4 "Share capital".
[2]	See Note 5 "Other reserves".
[3]	See Note 1 "Basis of preparation".
[4]	In accordance with IFRS 9 Financial Instruments, the transfer mainly relates to the sale of Shell's shareholding in Malaysia LNG Tiga Sdn Bhd ($617 million) and the sale of shares in Canadian Natural Resources Limited ($481 million).
[5]	On July 26, 2018 Shell entered into an irrevocable, non-discretionary arrangement to enable the repurchase of A ordinary and/or B ordinary shares for cancellation, covering the period up to and including October 25, 2018. The repurchase of shares recognised through retained earnings in the quarter represents the aggregate maximum consideration Shell is contractually bound to under this first tranche of the buyback programme, plus associated stamp duty.
[6]	The amendments to IFRS 2 Share-based Payment became effective January 1, 2018. Following adoption of the amendments, components of share-based payments that were previously classified as cash-settled are now classified as equity-settled. This resulted in an increase of $172 million in the share plan reserve within other reserves and a net increase of $125 million in retained earnings.